Advance to Suppliers - Schedule of Advances to Suppliers (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Advances to Suppliers Net [Abstract]
Advances to suppliers for inventories raw material purchase	$ 978,203	$ 180,643
Advances to suppliers	$ 978,203	$ 180,643